Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2015	December 31, 2014
Computer hardware and purchased software	$302,800	$297,242
Leasehold improvements	221,666	221,666
Furniture and fixtures	88,322	88,322
Total	612,788	607,230
Less: accumulated depreciation and amortization	(590,185)	(578,559)
Property and equipment, net	$22,603	$28,671

Total depreciation expense on the Company’s property and equipment for the twelve months ended December 31, 2015, and 2014 amounted to $ 11,626 and $ 24,312, respectively.